SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Oct. 31, 2015
Accounting Policies [Abstract]
Summary of Liabilities
	October 31, 2015 $	October 31, 2014 $

Warrants (Note 7)

Beginning fair value	1,128,841	3,211,386
Issuance	130,347	44,601
Change in fair value	(163,078)	(1,947,458)
Ending fair value	1,096,110	1,308,529

Non-employee options (Note 8(c))

Beginning fair value	116,615	68,859
Vesting	40,178	51,809
Change in fair value	5,749	(28,247)
Ending fair value	162,542	92,421

Total Level 3 liabilities	1,258,652	1,400,950